Impairment testing of goodwill and intangible assets - Goodwill and intangible assets with indefinite useful life (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 10,813	₽ 11,316	₽ 10,846
Impairment loss recognised in profit or loss	32	201	23
RB
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss, excluding goodwill impairment		498
Qiwi Box
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss, excluding goodwill impairment		201
SOVEST
Impairment testing of goodwill and intangible assets
Write-down to fair value less costs to sell	68
Other venture projects
Impairment testing of goodwill and intangible assets
Impairment loss recognised in profit or loss	55
Goodwill
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	7,084	7,062	6,378
Impairment loss recognised in profit or loss			0
Goodwill | PS
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	6,358	6,336	6,285
Goodwill | PS | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	0	0	0
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 726	726
Explanation of period over which management has projected cash flows	P5Y
Pre-tax discount rate adjusted to risk specific applied to cash flow projections	22.00%
Growth rate applied to discounted terminal value projection	3.80%
Goodwill | Flocktory | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0
Goodwill | RB
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill			93
Impairment loss recognised in profit or loss		93
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	183	183	183
Bank license (indefinite life license) | Expected credit loss allowance / Impairment
Impairment testing of goodwill and intangible assets
Intangible assets and goodwill	₽ 0	₽ 0	₽ 0